UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Michael D. Mabry Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 637-1380

Date of fiscal year end: November 30

Date of reporting period: November 30, 2021

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1).

NORTHERN INSTITUTIONAL FUNDS
MONEY MARKET PORTFOLIOS

ANNUAL REPORT

NOVEMBER 30, 2021

MONEY MARKET PORTFOLIOS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

11	SCHEDULES OF INVESTMENTS

11	TREASURY PORTFOLIO (Ticker Symbols: Shares: NITXX, Premier: NTPXX)

13	U.S. GOVERNMENT PORTFOLIO (Ticker Symbols: Shares: BNGXX)

17	U.S. GOVERNMENT SELECT PORTFOLIO (Ticker Symbols: Shares: BGSXX, Service: BSCXX, Siebert Williams Shank Shares*: WCGXX)

21	NOTES TO THE FINANCIAL STATEMENTS

28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

29	TAX AND DISTRIBUTION INFORMATION

30	FUND EXPENSES

32	TRUSTEES AND OFFICERS

36	INVESTMENT CONSIDERATIONS

40	FOR MORE INFORMATION

* Formerly known as Williams Capital Shares.

This report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

You could lose money by investing in the Portfolios. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to the Portfolios at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	NOVEMBER 30, 2021

Amounts in thousands, except per share data	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO
ASSETS:
Investments, at value	$34,976,039	$10,786,850	$30,531,139
Repurchase agreements, at value	51,298,000	12,053,325	23,830,247
Cash	2,415,657	217,478	1,456,567
Interest income receivable	27,709	8,307	11,272
Receivable for fund shares sold	–	–	356
Receivable from investment adviser	9,903	3,609	8,024
Prepaid and other assets	200	51	104
Total Assets	88,727,508	23,069,620	55,837,709
LIABILITIES:
Payable for securities purchased	709,085	179,770	449,401
Payable for fund shares redeemed	–	–	976
Distributions payable to shareholders	704	–	1,385
Payable to affiliates:
Management fees	9,120	4,431	8,380
Custody fees	938	255	568
Shareholder servicing fees	2,760	–	–
Transfer agent fees	2,101	576	1,349
Accrued Trustee fees	34	104	66
Accrued other liabilities	1,574	386	807
Total Liabilities	726,316	185,522	462,932
Net Assets	$88,001,192	$22,884,098	$55,374,777
ANALYSIS OF NET ASSETS:
Capital stock	$88,000,065	$22,883,995	$55,374,325
Distributable earnings	1,127	103	452
Net Assets	$88,001,192	$22,884,098	$55,374,777
Net Assets:
Shares	$18,832,670	$22,884,098	$42,959,633
Service Shares	–	–	213,254
Premier Shares	69,168,522	–	–
Siebert Williams Shank Shares(1)	–	–	12,201,890
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	18,832,147	22,883,962	42,959,223
Service Shares	–	–	213,252
Premier Shares	69,167,918	–	–
Siebert Williams Shank Shares(1)	–	–	12,201,870
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00
Service Shares	–	–	1.00
Premier Shares	1.00	–	–
Siebert Williams Shank Shares(1)	–	–	1.00
Investments, at cost	$34,976,039	$10,786,850	$30,531,139
Repurchase agreements, at cost	51,298,000	12,053,325	23,830,247

(1)	Formerly known as Williams Capital Shares.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2021

Amounts in thousands	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO
INVESTMENT INCOME:
Interest income	$61,743	$20,633 (1)	$37,493
Total Investment Income	61,743	20,633	37,493
EXPENSES:
Management fees	102,702	49,517	81,395
Custody fees	5,434	1,529	3,138
Transfer agent fees	11,851	3,230	6,784
Registration fees	1,579	297	743
Printing fees	28	11	30
Professional fees	343	161	223
Shareholder servicing fees	30,272	–	–
Trustee fees	687	158	337
Other	732	188	375
Total Expenses	153,628	55,091	93,025
Less expenses voluntarily reimbursed by investment adviser	(94,595)	(36,386)	(65,143)
Less expenses contractually reimbursed by investment adviser	(3,737)	(972)	(1,974)
Less custodian credits	–	(2)	–
Net Expenses	55,296	17,731	25,908
Net Investment Income	6,447	2,902	11,585
NET REALIZED AND UNREALIZED GAINS:
Net realized gains on:
Investments	1,095	149	493
Net Gains	1,095	149	493
Net Increase in Net Assets Resulting from Operations	$7,542	$3,051	$12,078

(1)	Includes nonrecurring litigation proceeds of approximately $2,970.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

					U.S.
			U.S.		GOVERNMENT
	TREASURY		GOVERNMENT		SELECT
	PORTFOLIO		PORTFOLIO		PORTFOLIO
Amounts in thousands	2021	2020	2021	2020	2021	2020
OPERATIONS:
Net investment income	$6,447	$302,846	$2,902	$77,948	$11,585	$161,660
Net realized gains	1,095	1,477	149	520	493	1,427
Net Increase in Net Assets Resulting from Operations	7,542	304,323	3,051	78,468	12,078	163,087
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	(7,099,284)	13,002,563	5,857,693	1,888,335	2,660,462	14,407,059
Net increase (decrease) in net assets resulting from Service Shares transactions	–	–	(1)	(1,975)	65,636	4,455
Net increase in net assets resulting from Premier Shares transactions	14,146,968	16,389,978	–	–	–	–
Net increase in net assets resulting from Siebert Williams Shank Shares transactions(2)	–	–	–	–	10,637,834	1,108,200
Net Increase in Net Assets Resulting from Capital Share Transactions	7,047,684	29,392,541	5,857,692	1,886,360	13,363,932	15,519,714
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(1,846)	(100,024)	(3,422)	(78,079)	(10,822)	(157,637)
Total Distributions to Shares Shareholders	(1,846)	(100,024)	(3,422)	(78,079)	(10,822)	(157,637)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
Distributable earnings	–	–	– *	(10)	(44)	(638)
Total Distributions to Service Shares Shareholders	–	–	–	(10)	(44)	(638)
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
Distributable earnings	(6,074)	(203,869)	–	–	–	–
Total Distributions to Premier Shares Shareholders	(6,074)	(203,869)	–	–	–	–
DISTRIBUTIONS TO SIEBERT WILLIAMS SHANK SHARES(2) SHAREHOLDERS:
Distributable earnings	–	–	–	–	(2,147)	(3,642)
Total Distributions to Siebert Williams Shank Shares Shareholders	–	–	–	–	(2,147)	(3,642)
Total Increase in Net Assets	7,047,306	29,392,971	5,857,321	1,886,739	13,362,997	15,520,884
NET ASSETS:
Beginning of year	80,953,886	51,560,915	17,026,777	15,140,038	42,011,780	26,490,896
End of year	$88,001,192	$80,953,886	$22,884,098	$17,026,777	$55,374,777	$42,011,780

*	Amounts round to less than $1,000.
(1)	The number of shares approximates the dollar amount of transactions.
(2)	Formerly known as Williams Capital Shares.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO					SHARES
Selected per share data	2021		2020		2019		2018		2017
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(1)	0.01		0.02		0.02		0.01
Net realized gains (losses)(1)	–		–		–		–		–
Total from Investment Operations	–		0.01		0.02		0.02		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–	(1)	(0.01)		(0.02)		(0.02)		(0.01)
From net realized gains	–		–		–	(1)	–	(1)	–
Total Distributions Paid	–		(0.01)		(0.02)		(0.02)		(0.01)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(2)	0.01	%(3)	0.54	%(4)	2.17%		1.63%		0.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$18,832,670		$25,932,036		$12,929,215		$4,231,663		$11,867,693
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.07%		0.15%		0.15	%(5)	0.15	%(5)	0.15	%(5)
Expenses, before waivers, reimbursements and credits	0.16%		0.16%		0.16%		0.16%		0.16%
Net investment income, net of waivers, reimbursements and credits	0.01%		0.35%		2.09	%(5)	1.46	%(5)	0.71	%(5)
Net investment income (loss), before waivers, reimbursements and credits	(0.08)%		0.34%		2.08%		1.45%		0.70%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $14,712,000. Total return excluding the voluntary reimbursement would have been (0.07)% (see Note 4).

(4)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $124,000 and had no effect on the Portfolio’s total return.
(5)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

TREASURY PORTFOLIO	PREMIER
Selected per share data	2021		2020		2019		2018		2017
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(1)	–	(1)	0.02		0.02		0.01
Net realized gains (losses)(1)	–		–		–		–		–
Total from Investment Operations	–		–		0.02		0.02		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–	(1)	–	(1)	(0.02)		(0.02)		(0.01)
From net realized gains	–		–		–	(1)	–	(1)	–
Total Distributions Paid	–		–		(0.02)		(0.02)		(0.01)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(2)	0.01	%(3)	0.50	%(4)	2.12%		1.58%		0.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$69,168,522		$55,021,850		$38,631,700		$34,048,992		$33,507,259
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.07%		0.20%		0.20	%(5)	0.20	%(5)	0.20	%(5)
Expenses, before waivers, reimbursements and credits	0.21%		0.21%		0.21%		0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	0.01%		0.41%		2.11	%(5)	1.57	%(5)	0.67	%(5)
Net investment income (loss), before waivers, reimbursements and credits	(0.13)%		0.40%		2.10%		1.56%		0.66%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $79,883,000. Total return excluding the voluntary reimbursement would have been (0.12)% (see Note 4).

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $2,734,000. Total return excluding the voluntary reimbursement would have been 0.49%.

(5)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT PORTFOLIO	SHARES
Selected per share data	2021		2020		2019	2018	2017
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(1)	–	(1)(2)	0.02	0.02	0.01	(2)
Net realized gains (losses)(1)	–		–		–	–	–
Total from Investment Operations	–		–		0.02	0.02	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–	(1)	–	(1)	(0.02)	(0.02)	(0.01)
Total Distributions Paid	–		–		(0.02)	(0.02)	(0.01)
Net Asset Value, End of Year	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(3)	0.02	%(4)(5)	0.49	%(6)	2.09%	1.54%	0.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$22,884,098		$17,026,776		$15,138,062	$13,197,876	$13,905,729
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits(7)	0.08%		0.24%		0.25%	0.25%	0.25	%(8)
Expenses, before waivers, reimbursements and credits	0.26%		0.26%		0.26%	0.26%	0.30	%(8)
Net investment income, net of waivers, reimbursements and credits(7)	0.02	%(4)	0.41%		2.07%	1.53%	0.62	%(8)
Net investment income (loss), before waivers, reimbursements and credits	(0.16	)%(4)	0.39%		2.06%	%	0.57	%(8)

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Net investment income for the fiscal year was calculated using the average shares outstanding method.
(3)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)

During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and net investment income (loss), before waivers, reimbursements and credits ratio would have been 0.01% and -0.17%, respectively.

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $36,386,000. Total return excluding the voluntary reimbursement would have been -0.15% (see Note 4).

(6)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $1,982,000. Total return excluding the voluntary reimbursement would have been 0.48%.

(7)	The impact on Net Assets due to any custody credits is less than 0.005%.
(8)	Effective April 1, 2017, the investment adviser reduced the contractual management fee rate paid by the Portfolio.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2021		2020		2019	2018		2017
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(1)	0.01		0.02	0.02		0.01
Net realized gains (losses)(1)	–		–		–	–		–
Total from Investment Operations	–		0.01		0.02	0.02		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–	(1)	(0.01)		(0.02)	(0.02)		(0.01)
From net realized gains	–		–		– (1)	–	(1)	–
Total Distributions Paid	–		(0.01)		(0.02)	(0.02)		(0.01)
Net Asset Value, End of Year	$1.00		$1.00		$1.00	$1.00		$1.00
Total Return(2)	0.03	%(3)	0.53	%(4)	2.13%	1.58%		0.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$42,959,633		$40,300,072		$25,891,894	$23,961,606		$23,555,556
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.06%		0.18%		0.20%	0.20	%(5)	0.20	%(5)
Expenses, before waivers, reimbursements and credits	0.21%		0.21%		0.21%	0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	0.03%		0.42%		2.10%	1.57	%(5)	0.66	%(5)
Net investment income (loss), before waivers, reimbursements and credits	(0.12)%		0.39%		2.09%	1.56%		0.65%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $53,611,000. Total return excluding the voluntary reimbursement would have been -0.11% (see Note 4).

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $7,812,000. Total return excluding the voluntary reimbursement would have been 0.51%.

(5)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	SERVICE
Selected per share data	2021		2020		2019	2018		2017
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	(1)	0.01		0.02	0.02		0.01
Net realized gains (losses)(1)	–		–		–	–		–
Total from Investment Operations	–		0.01		0.02	0.02		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–	(1)	(0.01)		(0.02)	(0.02)		(0.01)
From net realized gains	–		–		– (1)	–	(1)	–
Total Distributions Paid	–		(0.01)		(0.02)	(0.02)		(0.01)
Net Asset Value, End of Year	$1.00		$1.00		$1.00	$1.00		$1.00
Total Return(2)	0.03	%(3)	0.53	%(4)	2.13%	1.58%		0.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$213,254		$147,620		$143,163	$113,037		$127,777
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.06%		0.18%		0.20%	0.20	%(5)	0.20	%(5)
Expenses, before waivers, reimbursements and credits	0.21%		0.21%		0.21%	0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	0.03%		0.51%		2.06%	1.59	%(5)	0.65	%(5)
Net investment income (loss), before waivers, reimbursements and credits	(0.12)%		0.48%		2.05%	1.58%		0.64%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $220,000. Total return excluding the voluntary reimbursement would have been -0.11% (see Note 4).

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $29,000. Total return excluding the voluntary reimbursement would have been 0.50%.

(5)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	SIEBERT WILLIAMS SHANK(1)
Selected per share data	2021		2020		2019	2018		2017
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00	$1.00		$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	–	(2)	0.01		0.02	0.02		0.01
Net realized gains (losses)(2)	–		–		–	–		–
Total from Investment Operations	–		0.01		0.02	0.02		0.01
LESS DISTRIBUTIONS PAID:
From net investment income	–	(2)	(0.01)		(0.02)	(0.02)		(0.01)
From net realized gains	–		–		– (2)	–	(2)	–
Total Distributions Paid	–		(0.01)		(0.02)	(0.02)		(0.01)
Net Asset Value, End of Year	$1.00		$1.00		$1.00	$1.00		$1.00
Total Return(3)	0.03	%(4)	0.53	%(5)	2.13%	1.58%		0.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$12,201,890		$1,564,088		$455,839	$216,367		$472,479
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.05%		0.18%		0.20%	0.20	%(6)	0.20	%(6)
Expenses, before waivers, reimbursements and credits	0.21%		0.21%		0.21%	0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	0.03%		0.25%		2.06%	1.54	%(6)	0.66	%(6)
Net investment income (loss), before waivers, reimbursements and credits	(0.13)%		0.22%		2.05%	1.53%		0.65%

(1)	Formerly known as Williams Capital Shares.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $11,312,000. Total return excluding the voluntary reimbursement would have been -0.11% (see Note 4).

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank (formerly known as Williams Capital) class of the Portfolio in the amount of approximately $324,000. Total return excluding the voluntary reimbursement would have been 0.51%.

(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	NOVEMBER 30, 2021

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 39.7%

U.S. Treasury Bills – 5.0%
0.05%, 12/2/21 (1)	$455,000	$454,999
0.07%, 5/26/22 (1)	1,750,000	1,749,386
0.08%, 5/26/22 (1)	1,000,000	999,649
0.09%, 6/2/22 (1)	410,000	409,813
0.12%, 10/6/22 (1)	280,000	279,724
0.16%, 11/3/22 (1)	214,725	214,403
0.24%, 12/1/22 (1)	300,000	299,272
		4,407,246

U.S. Treasury Floating Rate Notes – 15.8%
(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.07%, 12/6/21 (2)	679,385	679,396
(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.08%, 12/6/21 (2)	1,837,410	1,837,496
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 0.08%, 12/6/21 (2)	875,000	874,968
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.10%, 12/6/21 (2)	6,433,700	6,434,290
(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.16%, 12/6/21 (2)	2,246,560	2,246,954
(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 0.20%, 12/6/21 (2)	1,883,800	1,883,723
		13,956,827

U.S. Treasury Notes – 18.9%
2.38%, 3/15/22	207,000	208,341
0.38%, 3/31/22	514,000	514,520
1.75%, 3/31/22	255,000	256,390
1.88%, 3/31/22	199,500	200,679
2.25%, 4/15/22	50,000	50,406
0.13%, 4/30/22	294,700	294,780
1.88%, 4/30/22	445,000	448,331
1.75%, 5/15/22	828,555	834,907
2.13%, 5/15/22	398,169	401,901
0.13%, 5/31/22	385,887	386,004
1.75%, 5/31/22	742,625	748,839
1.88%, 5/31/22	2,300,695	2,321,383
1.75%, 6/15/22	200,000	201,810
0.13%, 6/30/22	350,000	350,083
2.13%, 6/30/22	905,000	915,750
1.75%, 7/15/22	170,000	171,735

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 39.7% – continued

U.S. Treasury Notes – 18.9% – continued
0.13%, 7/31/22	$240,000	$240,037
1.88%, 7/31/22	150,000	151,762
1.63%, 8/15/22	195,000	197,112
0.13%, 9/30/22	100,000	100,020
1.75%, 9/30/22	475,000	481,497
1.38%, 10/15/22	28,000	28,310
0.13%, 10/31/22	1,458,418	1,458,728
1.88%, 10/31/22	410,240	416,727
2.00%, 10/31/22	1,642,118	1,670,009
1.63%, 11/15/22	1,699,072	1,723,444
0.13%, 11/30/22	1,290,000	1,289,598
2.00%, 11/30/22	265,000	269,838
1.63%, 12/15/22	275,000	279,025
		16,611,966
Total U.S. Government Obligations
(Cost $34,976,039)		34,976,039

Investments, at Amortized Cost
( $34,976,039)		34,976,039

REPURCHASE AGREEMENTS – 58.3% (3)
Bank of Nova Scotia, dated 11/30/21, repurchase price $550,001, 0.05%, 12/1/21	550,000	550,000
Barclays Capital, Inc., dated 11/30/21, repurchase price $250,000, 0.05%, 12/1/21	250,000	250,000
Citigroup Global Markets, Inc., dated 11/30/21, repurchase price $1,053,001, 0.05%, 12/1/21	1,053,000	1,053,000
Credit Agricole S.A., dated 11/30/21, repurchase price $150,000, 0.05%, 12/1/21	150,000	150,000
Federal Reserve Bank of New York, dated 11/30/21, repurchase price $45,700,063, 0.05%, 12/1/21	45,700,000	45,700,000
Fixed Income Clearing Corp., dated 11/30/21, repurchase price $600,001, 0.05%, 12/1/21	600,000	600,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	NOVEMBER 30, 2021

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 58.3% (3) – continued
HSBC Securities (U.S.A), Inc., dated 11/30/21, repurchase price $150,000, 0.05%, 12/1/21	$150,000	$150,000
NatWest Markets PLC, dated 11/30/21, repurchase price $595,001, 0.05%, 12/1/21	595,000	595,000
RBC Dominion Securities, dated 11/30/21, repurchase price $2,000,003, 0.05%, 12/1/21	2,000,000	2,000,000
TD Securities (U.S.A) LLC, dated 11/30/21, repurchase price $250,000, 0.05%, 12/1/21	250,000	250,000
		51,298,000
Total Repurchase Agreements
(Cost $51,298,000)		51,298,000

Total Investments – 98.0%
(Cost $86,274,039)		86,274,039
Other Assets less Liabilities – 2.0%		1,727,153
NET ASSETS – 100.0%		$88,001,192

(1)	Discount rate at the time of purchase.
(2)

Variable or floating rate security. Rate as of November 30, 2021 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	258,940	0.00%	1/27/22 – 5/12/22
U.S. Treasury Bonds	2,310,587	0.25% – 7.25%	8/15/22 – 11/15/50
U.S. Treasury Notes	48,840,497	0.10% – 2.88%	12/31/21 – 7/15/31

Total	51,410,024

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3Month

LLC – Limited Liability Company

MMY – Money Market Yield

PLC – Public Limited Company

S.A. – Société Anonyme (French: Public Limited Company)

Percentages shown are based on Net Assets.

At November 30, 2021, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Obligations	39.7%
Repurchase Agreements	58.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

At November 30, 2021, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY (1)%
OVERNIGHT (1 BUSINESS DAY)	59.5%
2 – 15 DAYS	16.7
98 – 180 DAYS	6.9
181 – 270 DAYS	7.1
271 – 366 DAYS	9.5
367 – 397 DAYS	0.3

(1)	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2021:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio (1)	$–	$86,274,039	$–	$86,274,039

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	NOVEMBER 30, 2021

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 22.4% (1)

Federal Farm Credit Bank – 5.1%

FFCB Bonds, 0.09%, 10/7/22	$155,000	$154,997

FFCB Discount Notes, 0.08%, 12/14/21 (2)	35,000	34,999
0.05%, 12/27/21 (2)	9,000	9,000
0.10%, 1/6/22 (2)	30,000	29,997
0.05%, 1/10/22 (2)	6,000	6,000
0.05%, 1/24/22 (2)	1,000	1,000
0.05%, 2/7/22 (2)	9,000	8,999
0.05%, 2/28/22 (2)	7,000	6,999
0.05%, 3/23/22 (2)	20,000	19,997
0.05%, 3/28/22 (2)	5,000	4,999
0.05%, 4/4/22 (2)	5,000	4,999
0.05%, 4/11/22 (2)	5,795	5,794
0.05%, 4/28/22 (2)	10,000	9,998
0.06%, 5/2/22 (2)	4,485	4,484
0.07%, 5/31/22 (2)	50,000	49,982
0.06%, 6/23/22 (2)	30,000	29,990
0.06%, 6/28/22 (2)	25,000	24,991
0.06%, 7/6/22 (2)	45,000	44,984
0.09%, 9/14/22 (2)	10,000	9,993

FFCB Notes,
(Floating, U.S. SOFR + 0.06%), 0.10%, 12/1/21 (3)	155,000	155,000
(Floating, U.S. SOFR + 0.05%), 0.10%, 12/1/21 (3)	50,000	50,000
(Floating, U.S. SOFR + 0.05%), 0.10%, 12/1/21 (3)	25,000	25,000
(Floating, U.S. SOFR + 0.08%), 0.12%, 12/1/21 (3)	34,000	34,000
(Floating, U.S. SOFR + 0.08%), 0.13%, 12/1/21 (4)	18,275	18,275
(Floating, U.S. Federal Funds + 0.05%), 0.13%, 12/1/21 (3)	15,000	14,999
(Floating, U.S. Federal Funds + 0.06%), 0.14%, 12/1/21 (3)	30,000	29,998
(Floating, U.S. SOFR + 0.15%), 0.19%, 12/1/21 (3)	35,000	35,000
(Floating, U.S. SOFR + 0.18%), 0.22%, 12/1/21 (3)	100,000	99,997
(Floating, U.S. SOFR + 0.18%), 0.23%, 12/1/21 (4)	15,000	15,000
(Floating, U.S. SOFR + 0.20%), 0.25%, 12/1/21 (4)	110,000	110,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 22.4% (1) – continued

Federal Farm Credit Bank – 5.1% – continued
(Floating, U.S. SOFR + 0.32%), 0.37%, 12/1/21 (4)	$65,000	$65,000
(Floating, U.S. SOFR + 0.35%), 0.40%, 12/1/21 (4)	45,000	45,000
(Floating, U.S. Federal Funds + 0.40%), 0.48%, 12/1/21 (3)	20,000	20,000
		1,179,471

Federal Home Loan Bank – 13.1%

FHLB Bonds, 0.05%, 12/6/21	285,000	285,000
0.05%, 12/16/21	175,000	174,999
0.05%, 2/4/22	275,000	274,999
0.05%, 2/18/22	210,000	209,999
0.05%, 2/28/22	125,000	124,999
0.05%, 3/3/22	95,000	95,000
0.04%, 3/4/22	50,000	49,998
0.05%, 3/25/22	275,000	274,998
0.06%, 3/29/22	20,000	20,000
0.05%, 4/1/22	120,000	119,999
0.05%, 4/7/22	280,000	279,997
0.05%, 4/12/22	280,000	279,997

FHLB Discount Notes, 0.05%, 12/10/21 (2)	235,000	234,997
0.05%, 2/2/22 (2)	40,000	39,996
0.05%, 2/9/22 (2)	120,000	119,988
0.05%, 2/11/22 (2)	95,000	94,990
0.05%, 3/22/22 (2)	100,000	99,985
0.06%, 5/6/22 (2)	95,000	94,974

FHLB Notes,
(Floating, U.S. SOFR + 0.08%), 0.12%, 12/1/21 (3)	60,000	60,000
(Floating, U.S. SOFR + 0.08%), 0.12%, 12/1/21 (4)	55,000	55,000
		2,989,915

Federal Home Loan Mortgage Corporation – 0.8%

FHLMC Notes,
(Floating, U.S. SOFR + 0.10%), 0.14%, 12/1/21 (3)	100,000	100,000
(Floating, U.S. SOFR + 0.14%), 0.19%, 12/1/21 (4)	90,000	90,000
		190,000

Federal National Mortgage Association – 3.4%

FNMA Bonds, 2.00%, 1/5/22	25,000	25,046

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 22.4% (1) – continued

Federal National Mortgage Association – 3.4% – continued
2.63%, 1/11/22	$40,175	$40,290

FNMA Notes,
(Floating, U.S. SOFR + 0.19%), 0.23%, 12/1/21 (3)	165,000	165,000
(Floating, U.S. SOFR + 0.23%), 0.28%, 12/1/21 (4)	150,000	150,020
(Floating, U.S. SOFR + 0.31%), 0.36%, 12/1/21 (4)	85,000	85,000
(Floating, U.S. SOFR + 0.32%), 0.37%, 12/1/21 (4)	135,000	135,000
(Floating, U.S. SOFR + 0.35%), 0.40%, 12/1/21 (4)	85,000	85,000
(Floating, U.S. SOFR + 0.39%), 0.44%, 12/1/21 (4)	95,000	95,000
		780,356
Total U.S. Government Agencies
(Cost $5,139,742)		5,139,742

U.S. GOVERNMENT OBLIGATIONS – 24.7%

U.S. Treasury Bills – 2.4%
0.05%, 12/2/21 (2)	255,000	255,000
0.09%, 6/2/22 (2)	105,000	104,952
0.12%, 10/6/22 (2)	55,000	54,946
0.16%, 11/3/22 (2)	60,000	59,910
0.24%, 12/1/22 (2)	75,000	74,818
		549,626

U.S. Treasury Floating Rate Notes – 7.5%
(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.07%, 12/6/21 (3)	323,380	323,395
(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.08%, 12/6/21 (3)	295,000	295,012
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 0.08%, 12/6/21 (3)	230,000	229,992
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.10%, 12/6/21 (3)	587,695	587,844
(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.16%, 12/6/21 (3)	282,770	282,889
		1,719,132

U.S. Treasury Notes – 14.8%
0.38%, 3/31/22	85,000	85,083

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 24.7% – continued

U.S. Treasury Notes – 14.8% – continued
1.75%, 3/31/22	$75,000	$75,409
1.88%, 3/31/22	65,000	65,385
0.13%, 4/30/22	45,000	45,012
1.88%, 4/30/22	120,000	120,898
1.75%, 5/15/22	231,020	232,791
1.75%, 5/31/22	55,015	55,476
1.88%, 5/31/22	649,015	654,851
1.75%, 6/15/22	25,000	25,226
0.13%, 6/30/22	35,000	35,005
2.13%, 6/30/22	400,000	404,754
1.75%, 7/15/22	40,000	40,408
1.63%, 8/15/22	55,000	55,596
1.75%, 9/30/22	30,000	30,410
0.13%, 10/31/22	365,000	365,048
1.88%, 10/31/22	165,000	167,600
2.00%, 10/31/22	166,000	168,872
1.63%, 11/15/22	295,000	299,218
0.13%, 11/30/22	355,000	354,884
2.00%, 11/30/22	10,000	10,180
1.63%, 12/15/22	85,000	86,244
		3,378,350
Total U.S. Government Obligations
(Cost $5,647,108)		5,647,108

Investments, at Amortized Cost
( $10,786,850)		10,786,850

REPURCHASE AGREEMENTS – 52.7% (5)
Bank of America N.A., dated 11/30/21, repurchase price $350,001, 0.06%, 12/1/21	350,000	350,000
Bank of America Securities LLC, dated 11/30/21, repurchase price $450,001, 0.05%, 12/1/21	450,000	450,000
Bank of Nova Scotia, dated 11/30/21, repurchase price $500,001, 0.06%, 12/1/21	500,000	500,000
Barclays Capital, Inc., dated 11/30/21, repurchase price $50,002, 0.06%, 12/7/21	50,000	50,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2021

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 52.7% (5) – continued

Citigroup Global Markets, Inc., dated 11/30/21, repurchase price $228,325, 0.06%, 12/1/21	$228,325	$228,325

Federal Reserve Bank of New York, dated 11/30/21, repurchase price $9,225,013, 0.05%, 12/1/21	9,225,000	9,225,000

JPMorgan Securities LLC, dated 11/30/21, repurchase price $150,009, 0.07%, 3/5/22	150,000	150,000

JPMorgan Securities LLC, dated 11/30/21, repurchase price $450,001, 0.05%, 12/1/21	450,000	450,000

Royal Bank of Canada, dated 11/30/21, repurchase price $650,015, 0.06%, 12/7/21	650,000	650,000
		12,053,325
Total Repurchase Agreements
(Cost $12,053,325)		12,053,325

Total Investments – 99.8%
(Cost $22,840,175)		22,840,175

Other Assets less Liabilities – 0.2%		43,923
NET ASSETS – 100.0%		$22,884,098

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable or floating rate security. Rate as of November 30, 2021 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)

Variable or floating rate security. Rate as of November 30, 2021 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$2,857	3.50%	6/1/35
FHLMC	$368,687	0.00% – 6.50%	7/1/25 – 11/1/51
FNMA	$464,761	0.00% – 7.13%	6/1/25 – 1/1/60
GNMA	$1,220,566	2.00% – 9.00%	4/15/25 – 11/20/51
U.S. Treasury Bills	$176,254	0.00%	12/14/21 – 12/16/21
U.S. Treasury Bonds	$599,295	1.13% – 7.63%	2/15/25 – 8/15/51
U.S. Treasury Notes	$9,296,746	0.25% – 2.75%	8/15/22 – 5/15/31
Total	$12,129,166

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

LLC – Limited Liability Company

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At November 30, 2021, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Agencies	22.4%
U.S. Government Obligations	24.7%
Repurchase Agreements	52.7%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued	NOVEMBER 30, 2021

At November 30, 2021, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY (1)%
OVERNIGHT (1 BUSINESS DAY)	56.7%
2 – 15 DAYS	14.1
16 – 30 DAYS	0.8
31 – 60 DAYS	0.4
61 – 97 DAYS	5.1
98 – 180 DAYS	8.1
181 – 270 DAYS	6.7
271 – 366 DAYS	7.7
367 – 397 DAYS	0.4

(1)	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2021:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio (1)	$–	$22,840,175	$–	$22,840,175

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	NOVEMBER 30, 2021

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 24.1% (1)

Federal Farm Credit Bank – 9.6%

FFCB Bonds, 0.06%, 4/6/22	$12,000	$12,000
0.38%, 4/8/22	50,000	50,055
0.25%, 5/6/22	20,320	20,336
0.09%, 10/7/22	335,000	334,994

FFCB Discount Notes, 0.05%, 12/6/21 (2)	30,000	30,000
0.12%, 12/6/21 (2)	17,000	17,000
0.05%, 12/7/21 (2)	8,000	8,000
0.05%, 12/28/21 (2)	20,000	19,999
0.05%, 1/3/22 (2)	10,000	10,000
0.05%, 1/6/22 (2)	12,000	11,999
0.05%, 1/7/22 (2)	25,000	24,999
0.05%, 1/10/22 (2)	23,000	22,999
0.05%, 1/14/22 (2)	20,000	19,999
0.05%, 1/18/22 (2)	8,000	7,999
0.05%, 1/21/22 (2)	6,000	6,000
0.05%, 1/24/22 (2)	5,000	5,000
0.05%, 2/2/22 (2)	40,000	39,996
0.05%, 2/3/22 (2)	25,000	24,998
0.05%, 2/8/22 (2)	40,000	39,996
0.05%, 2/10/22 (2)	9,000	8,999
0.03%, 3/2/22 (2)	3,000	3,000
0.05%, 3/2/22 (2)	6,000	5,999
0.05%, 3/16/22 (2)	35,000	34,995
0.05%, 3/23/22 (2)	40,000	39,994
0.05%, 3/28/22 (2)	5,000	4,999
0.05%, 4/4/22 (2)	5,000	4,999
0.05%, 4/6/22 (2)	15,000	14,997
0.05%, 4/8/22 (2)	25,000	24,996
0.05%, 4/11/22 (2)	12,715	12,713
0.06%, 4/18/22 (2)	41,000	40,991
0.05%, 4/21/22 (2)	20,000	19,996
0.05%, 4/28/22 (2)	30,000	29,993
0.06%, 4/28/22 (2)	15,000	14,997
0.06%, 4/29/22 (2)	15,000	14,996
0.06%, 5/2/22 (2)	100,000	99,975
0.07%, 5/9/22 (2)	78,000	77,976
0.07%, 5/11/22 (2)	120,000	119,962
0.06%, 5/12/22 (2)	51,000	50,986
0.07%, 5/12/22 (2)	20,000	19,994
0.07%, 5/16/22 (2)	12,000	11,996
0.07%, 5/20/22 (2)	18,000	17,994

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 24.1% (1) – continued

Federal Farm Credit Bank – 9.6% – continued
0.07%, 5/23/22 (2)	$9,000	$8,997
0.07%, 5/25/22 (2)	8,000	7,997
0.06%, 5/27/22 (2)	60,000	59,982
0.08%, 6/3/22 (2)	21,000	20,991
0.06%, 6/6/22 (2)	40,000	39,987
0.06%, 6/10/22 (2)	50,000	49,984
0.08%, 6/13/22 (2)	30,000	29,987
0.06%, 6/28/22 (2)	50,000	49,983
0.08%, 6/29/22 (2)	50,000	49,977
0.06%, 7/6/22 (2)	100,000	99,964
0.06%, 7/25/22 (2)	55,000	54,978
0.09%, 7/26/22 (2)	217,000	216,871
0.09%, 8/18/22 (2)	15,000	14,990
0.11%, 8/31/22 (2)	36,000	35,970
0.13%, 9/13/22 (2)	63,000	62,935
0.09%, 9/14/22 (2)	15,000	14,989
0.10%, 9/19/22 (2)	28,000	27,977
0.15%, 10/6/22 (2)	7,000	6,991

FFCB Notes,
(Floating, U.S. Federal Funds – 0.01%), 0.07%, 12/1/21 (3)	100,000	99,947
(Floating, U.S. Federal Funds + 0.01%), 0.09%, 12/1/21 (3)	300,000	299,897
(Floating, U.S. SOFR + 0.06%), 0.10%, 12/1/21 (3)	217,000	217,000
(Floating, U.S. SOFR + 0.05%), 0.10%, 12/1/21 (3)	230,000	230,000
(Floating, U.S. SOFR + 0.08%), 0.12%, 12/1/21 (3)	75,000	75,000
(Floating, U.S. SOFR + 0.08%), 0.13%, 12/1/21 (4)	167,660	167,660
(Floating, U.S. Federal Funds + 0.05%), 0.13%, 12/1/21 (3)	25,000	24,998
(Floating, U.S. SOFR + 0.09%), 0.14%, 12/1/21 (4)	219,000	218,998
(Floating, U.S. Federal Funds + 0.07%), 0.15%, 12/1/21 (3)	135,000	134,997
(Floating, U.S. SOFR + 0.15%), 0.19%, 12/1/21 (3)	66,500	66,500
(Floating, U.S. SOFR + 0.18%), 0.23%, 12/1/21 (4)	28,000	28,000
(Floating, U.S. SOFR + 0.18%), 0.23%, 12/1/21 (3)	200,000	199,995
(Floating, U.S. SOFR + 0.19%), 0.24%, 12/1/21 (4)	167,500	167,500

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 24.1% (1) – continued

Federal Farm Credit Bank – 9.6% – continued
(Floating, U.S. SOFR + 0.20%), 0.25%, 12/1/21 (4)	$224,000	$224,000
(Floating, U.S. SOFR + 0.32%), 0.37%, 12/1/21 (4)	140,000	140,000
(Floating, U.S. SOFR + 0.35%), 0.40%, 12/1/21 (4)	445,000	445,000
(Floating, U.S. SOFR + 0.38%), 0.43%, 12/1/21 (4)	200,000	200,000
(Floating, U.S. Federal Funds + 0.38%), 0.46%, 12/1/21 (3)	76,500	76,898
(Floating, U.S. Federal Funds + 0.40%), 0.48%, 12/1/21 (3)	40,000	40,000
		5,291,856

Federal Home Loan Bank – 14.5%

FHLB Bonds, 0.05%, 12/6/21	635,000	635,000
0.05%, 12/16/21	365,000	364,999
0.05%, 1/25/22	193,460	193,459
0.05%, 1/28/22	650,000	649,997
0.05%, 2/11/22	100,000	99,999
0.05%, 2/18/22	465,000	464,997
0.05%, 2/23/22	450,000	449,994
0.05%, 3/3/22	215,000	214,999
0.04%, 3/4/22	305,000	304,989
2.50%, 3/11/22	21,000	21,138
0.05%, 3/25/22	640,000	639,994
0.06%, 3/29/22	65,000	64,999
0.05%, 4/1/22	270,000	269,997
0.05%, 4/7/22	640,000	639,993
0.05%, 4/12/22	640,000	639,993
0.06%, 5/2/22	75,000	74,997

FHLB Discount Notes, 0.05%, 12/7/21 (2)	50,000	50,000
0.05%, 12/10/21 (2)	25,000	25,000
0.05%, 2/2/22 (2)	625,000	624,945
0.04%, 2/9/22 (2)	285,000	284,972
0.05%, 2/11/22 (2)	220,000	219,978
0.05%, 2/15/22 (2)	55,000	54,994
0.05%, 3/22/22 (2)	200,000	199,969
0.06%, 5/6/22 (2)	225,000	224,939
0.06%, 5/13/22 (2)	106,000	105,970

FHLB Notes,
(Floating, U.S. SOFR + 0.08%), 0.12%, 12/1/21 (3)	80,000	80,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 24.1% (1) – continued

Federal Home Loan Bank – 14.5% – continued
(Floating, U.S. SOFR + 0.08%), 0.12%, 12/1/21 (4)	$125,000	$125,000
(Floating, U.S. SOFR + 0.09%), 0.13%, 12/1/21 (3)	150,000	150,000
(Floating, U.S. SOFR + 0.19%), 0.23%, 12/1/21 (3)	150,000	150,000
		8,025,311
Total U.S. Government Agencies
(Cost $13,317,167)		13,317,167

U.S. GOVERNMENT OBLIGATIONS – 31 .1%

U.S. Treasury Bills – 12.6%
0.05%, 12/2/21 (2)	1,430,000	1,429,998
0.04%, 12/14/21 (2)	1,680,000	1,679,965
0.06%, 12/14/21 (2)	750,000	749,984
0.05%, 3/15/22 (2)	1,000,000	999,841
0.05%, 3/22/22 (2)	1,000,000	999,831
0.07%, 5/26/22 (2)	215,000	214,924
0.08%, 5/26/22 (2)	215,000	214,924
0.09%, 6/2/22 (2)	250,000	249,886
0.12%, 10/6/22 (2)	95,000	94,906
0.16%, 11/3/22 (2)	140,000	139,790
0.24%, 12/1/22 (2)	200,000	199,515
		6,973,564

U.S. Treasury Floating Rate Notes – 7.3%

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.07%, 12/6/21 (3)	727,280	727,318

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.08%, 12/6/21 (3)	610,000	610,025

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 0.08%, 12/6/21 (3)	805,000	804,975

(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.10%, 12/6/21 (3)	1,294,220	1,294,605

(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.16%, 12/6/21 (3)	442,140	442,325

(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 0.20%, 12/6/21 (3)	180,000	179,993
		4,059,241

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2021

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 31 .1% – continued

U.S. Treasury Notes – 11.2%
1.75%, 3/31/22	$148,055	$148,863
1.88%, 3/31/22	132,000	132,782
0.13%, 4/30/22	105,000	105,029
1.88%, 4/30/22	280,000	282,096
1.75%, 5/15/22	497,430	501,244
2.13%, 5/15/22	75,200	75,905
1.75%, 5/31/22	122,860	123,889
1.88%, 5/31/22	1,138,290	1,148,525
1.75%, 6/15/22	60,000	60,543
0.13%, 6/30/22	75,000	75,010
2.13%, 6/30/22	355,000	359,213
1.63%, 8/15/22	120,000	121,300
1.75%, 9/30/22	60,000	60,820
0.13%, 10/31/22	856,000	856,161
1.88%, 10/31/22	110,000	111,781
2.00%, 10/31/22	355,000	361,068
1.63%, 11/15/22	1,029,000	1,043,736
0.13%, 11/30/22	400,000	399,892
2.00%, 11/30/22	65,000	66,188
1.63%, 12/15/22	145,000	147,122
		6,181,167
Total U.S. Government Obligations
(Cost $17,213,972)		17,213,972

Investments, at Amortized Cost
( $30,531,139)		30,531,139

REPURCHASE AGREEMENTS – 43.0% (5)

Bank of Nova Scotia, dated 11/30/21, repurchase price $200,000, 0.05%, 12/1/21	200,000	200,000

Barclays Capital, Inc., dated 11/30/21, repurchase price $150,006, 0.06%, 12/7/21	150,000	150,000

Citigroup Global Markets, Inc., dated 11/30/21, repurchase price $215,247, 0.06%, 12/1/21	215,247	215,247

Credit Agricole S.A., dated 11/30/21, repurchase price $750,001, 0.05%, 12/1/21	750,000	750,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 43.0% (5) – continued

Federal Reserve Bank of New York, dated 11/30/21, repurchase price $19,700,027, 0.05%, 12/1/21	$19,700,000	$19,700,000

Fixed Income Clearing Corp., dated 11/30/21, repurchase price $400,001, 0.05%, 12/1/21	400,000	400,000

JPMorgan Securities LLC, dated 11/30/21, repurchase price $1,500,087, 0.07%, 12/7/21	1,500,000	1,500,000

JPMorgan Securities LLC, dated 11/30/21, repurchase price $565,001, 0.05%, 12/1/21	565,000	565,000

Royal Bank of Canada, dated 11/30/21, repurchase price $350,008, 0.06%, 12/7/21	350,000	350,000
		23,830,247
Total Repurchase Agreements
(Cost $23,830,247)		23,830,247

Total Investments – 98.2%
(Cost $54,361,386)		54,361,386

Other Assets less Liabilities – 1.8%		1,013,391
NET ASSETS – 100.0%		$55,374,777

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable or floating rate security. Rate as of November 30, 2021 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)

Variable or floating rate security. Rate as of November 30, 2021 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$93,268	0.50% – 4.10%	11/29/22 – 10/24/33
FHLMC	$395,589	0.00% – 6.25%	6/19/23 – 12/1/51

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	NOVEMBER 30, 2021

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$1,126,769	0.00% – 6.00%	1/15/23 – 4/1/59

GNMA	$506,491	1.50% – 8.00%	12/15/23 – 11/20/51

TVA	$26	1.88%	8/15/22

U.S. Treasury Bills	$1	0.00%	1/27/22 – 3/10/22

U.S. Treasury Bonds	$732,124	0.63% – 4.25%	5/15/39 – 8/15/51

U.S. Treasury Notes	$21,076,536	0.08% – 2.75%	12/15/21 – 5/15/31

Total	$23,930,804

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

LLC – Limited Liability Company

MMY – Money Market Yield

S.A. – Société Anonyme (French: Public Limited Company)

SOFR – Secured Overnight Financing Rate

TVA – Tennessee Valley Authority

Percentages shown are based on Net Assets.

At November 30, 2021, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Agencies	24.1%
U.S. Government Obligations	31.1%
Repurchase Agreements	43.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

At November 30, 2021, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY (1)%
OVERNIGHT (1 BUSINESS DAY)	46.7%
2 – 15 DAYS	19.7
16 – 30 DAYS	0.7
31 – 60 DAYS	1.8
61 – 97 DAYS	5.2
98 – 180 DAYS	13.6
181 – 270 DAYS	5.1
271 – 366 DAYS	7.0
367 – 397 DAYS	0.3

(1)	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2021:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio (1)	$–	$54,361,386	$–	$54,361,386

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS	NOVEMBER 30, 2021

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of November 30, 2021, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser for all of the portfolios. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the portfolios. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

Presented herein are the financial statements for the following three money market portfolios: Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue the following three classes of shares: Shares, Service Shares and Premier Shares. The U.S. Government Select Portfolio is authorized to issue a fourth class of shares: Siebert Williams Shank Shares (formerly known as Williams Capital Shares). Each class is distinguished by the level of administrative and liaison services provided.

Each Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments held by the Portfolios are currently valued at amortized cost, which generally approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If NTI has determined that the extent of any deviation from the Portfolio’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Trust’s Board of Trustees (“Board”) will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.

The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolios purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolios to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust or NTI (and is not reflected in the assets of the Portfolios) as agent of the Portfolios, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited. Certain Portfolios have entered into such repurchase agreements, as reflected in their accompanying Schedules of Investments, as of November 30, 2021.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Treasury Portfolio, U.S. Government Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Treasury Portfolio and U.S. Government Portfolio entered into such joint repurchase agreements during the period. There were no outstanding joint repurchase agreements at November 30, 2021.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

The Portfolios may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolios to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. As of November 30, 2021, the Portfolios were not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Treasury	Bank of Nova Scotia	$550,000	$(550,000)	$–
	Barclays	250,000	(250,000)	–
	Citigroup	1,053,000	(1,053,000)	–
	Credit Agricole	150,000	(150,000)	–
	Federal Reserve Bank of New York	45,700,000	(45,700,000)	–
	Fixed Income Clearing Corp.	600,000	(600,000)	–
	HSBC Securities	150,000	(150,000)	–
	NatWest Markets	595,000	(595,000)	–
	RBC Dominion Securities	2,000,000	(2,000,000)	–
	TD Securities	250,000	(250,000)	–
	Total	$51,298,000	$(51,298,000)	$–
U.S. Government	Bank of America	$800,000	$(800,000)	$–
	Bank of Nova Scotia	500,000	(500,000)	–
	Barclays	50,000	(50,000)	–
	Citigroup	228,325	(228,325)	–
	Federal Reserve Bank of New York	9,225,000	(9,225,000)	–
	JPMorgan	600,000	(600,000)	–
	Royal Bank of Canada	650,000	(650,000)	–
	Total	$12,053,325	$(12,053,325)	$–
U.S. Government Select	Bank of Nova Scotia	$200,000	$(200,000)	$–
	Barclays	150,000	(150,000)	–
	Citigroup	215,247	(215,247)	–
	Credit Agricole	750,000	(750,000)	–
	Federal Reserve Bank of New York	19,700,000	(19,700,000)	–
	Fixed Income Clearing Corp.	400,000	(400,000)	–
	JPMorgan	2,065,000	(2,065,000)	–
	Royal Bank of Canada	350,000	(350,000)	–
	Total	$23,830,247	$(23,830,247)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2021

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Portfolios may receive dividend income from investment companies. Dividend income, if any, is recognized on the ex-dividend date.

D) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolios’ capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAVs per share of the Portfolios.

At November 30, 2021, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Treasury	$1,477	$(1,477)
U.S. Government	520	(520)
U.S. Government Select	1,427	(1,427)

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolios as of November 30, 2021.

At November 30, 2021, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$1,788	$78
U.S. Government	205	–
U.S. Government Select	1,899	6

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2021, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$7,876	$–
U.S. Government	3,422	–
U.S. Government Select	12,021	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2020, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$370,222	$–
U.S. Government	96,959	–
U.S. Government Select	196,566	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2021, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 16, 2020, which was administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.25 percent. In addition, there was an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility expired on November 15, 2021.

At a meeting held on November 17-18, 2021, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (“SOFR”) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility went into effect on November 15, 2021 and will expire on November 14, 2022, unless renewed.

The Portfolios did not have any borrowings or incur any interest expense for the fiscal year ended November 30, 2021. There were no outstanding loan amounts at November 30, 2021.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual portfolio operating expenses exceed the expense limitations set forth below. The total annual portfolio operating expenses after expense reimbursement for each Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. The contractual expense reimbursement receivables at November 30, 2021 were approximately $650,000, $212,000 and $508,000 for the Treasury, U.S. Government and U.S. Government Select Portfolios, respectively, and are shown as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

At November 30, 2021, the annual management fees and contractual expense limitations for the Portfolios were based on the following annual rates as set forth in the table below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Treasury	0.13%	0.15%
U.S. Government	0.23%	0.25%
U.S. Government Select	0.18%	0.20%

The contractual expense reimbursement arrangements described above are expected to continue until at least April 1, 2022. The contractual expense reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

In addition, during the fiscal year ended November 30, 2021, NTI reimbursed certain additional expenses that may be excepted expenses.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolios from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Portfolio will be able to avoid a negative yield. During the fiscal year ended November 30, 2021, NTI reimbursed additional expenses in order to avoid a negative yield for the Portfolios. Portfolio level expenses reimbursed by NTI were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations. The voluntary expense

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2021

reimbursement receivables at November 30, 2021 were approximately $9,252,000, $3,397,000 and $7,516,000 for the Treasury, U.S. Government and U.S. Government Select Portfolios, respectively, and are included as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of each Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolios’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Under the Service Plan for Premier Shares, the Trust has entered into a servicing agreement with Northern Trust under which Northern Trust has agreed to provide certain shareholder account, administrative and other service functions to the shareholders of the Premier Shares of the Treasury Portfolio. In exchange for these services, Northern Trust, as servicing agent, receives a fee, accrued daily and payable monthly, at an annual rate of 0.05 percent of the average daily net assets of the Premier Shares of the Treasury Portfolio.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolios are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the fiscal year ended November 30, 2021, the Portfolios did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolios may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Portfolios’ Statements of Operations as Income from affiliates.

6. INVESTMENT TRANSACTIONS

At November 30, 2021, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Treasury	$–	$–	$–	$86,274,039
U.S. Government	–	–	–	22,840,175
U.S. Government Select	–	–	–	54,361,386

7. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the fiscal year ended November 30, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$118,678,928	$1,189	$(125,779,401)	$(7,099,284)
U.S. Government	260,305,550	14	(254,447,871)	5,857,693
U.S. Government Select	349,485,667	741	(346,825,946)	2,660,462

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in Shares for the fiscal year ended November 30, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$175,425,747	$44,942	$(162,468,126)	$13,002,563
U.S. Government	250,265,201	726	(248,377,592)	1,888,335
U.S. Government Select	327,646,061	5,831	(313,244,833)	14,407,059

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government	$–	$–	$(1)	$(1)
U.S. Government Select	334,117	–	(268,481)	65,636

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS		PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government	$1,184	$–	**	$(3,159)	$(1,975)
U.S. Government Select	288,460	–		(284,005)	4,455

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

**	Amount rounds to less than one thousand.

Transactions in Premier Shares for the fiscal year ended November 30, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$618,662,893	$–	$(604,515,925)	$14,146,968

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the fiscal year ended November 30, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$511,238,054	$–	$(494,848,076)	$16,389,978

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Siebert Williams Shank Shares (formerly Williams Capital Shares) for the fiscal year ended November 30, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$51,129,320	$760	$(40,492,246)	$10,637,834

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Siebert Williams Shank Shares (formerly Williams Capital Shares) for the fiscal year ended November 30, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$13,410,206	$703	$(12,302,709)	$1,108,200

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2021

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management does not believe this update has a material impact on the Portfolios’ financial statements and disclosures.

In December 2020, Rule 2a-5 under the 1940 Act was adopted by the SEC and establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The effective date for compliance with Rule 2a-5 is September 8, 2022. Management is evaluating the impact of the adoption of Rule 2a-5 on the financial statements.

10. LIBOR TRANSITION

Certain of the Portfolios’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. The FCA and ICE Benchmark Administrator have since announced that while most LIBOR settings will cease to be published after December 31, 2021 as originally contemplated, a majority of U.S. dollar LIBOR settings will continue to be published until June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the secured overnight financing rate SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity and value impact of the change to alternative rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Portfolios. The effect of any changes to, or discontinuation of, LIBOR on the Portfolios will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Portfolios until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Until then, the Portfolios may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.

11. CORONAVIRUS (COVID-19) PANDEMIC

The outbreak of a respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancellations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of securities held by a Portfolio. In addition, during periods of market disruption or other abnormal market conditions, the Portfolios’ exposure to the risks described in their respective prospectuses and statements of additional information will likely increase. In the event of a pandemic outbreak, there can be no assurance that the Portfolios and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, which could otherwise disrupt the ability of the Portfolios’ service providers to perform essential services. Certain economic and market conditions arising out of the coronavirus pandemic or an outbreak could result in a Portfolio’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark or underlying indices, adversely affect the prices and liquidity of the securities and other instruments in which a Portfolio invests, and negatively impact a Portfolio’s performance. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements and is evaluating its impact on the financial position and operating results of the Portfolios.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Northern Institutional Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Treasury Portfolio, U.S. Government Portfolio, and U.S. Government Select Portfolio (collectively, the “Funds”), three separate portfolios of Northern Institutional Funds, including the schedules of investments as of November 30, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting Northern Institutional Funds as of November 30, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

January 21, 2022

We have served as the auditor of one or more Northern Trust investment companies since 2002.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

TAX AND DISTRIBUTION INFORMATION	NOVEMBER 30, 2021 (UNAUDITED)

The American Jobs Creation Act (Sec. 871(k)) allows a regulated investment company to designate Qualified Interest Income (“QII”) related dividends and qualified short-term capital gains that are exempt from U.S. withholding taxes for foreign investors, not considered U.S. persons. The Trust has designated the following percentages of income of the respective Portfolios as QII for the fiscal year ended November 30, 2021:

Treasury	100%
U.S. Government	100%
U.S. Government Select	100%

The Portfolios designate the maximum amount required to distribute long-term capital gain under IRC 852(b)(2)(3).

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FUND EXPENSES

As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2021 through November 30, 2021.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 6/1/2021 – 11/30/2021 to estimate the expenses you paid on your account during this period.

HYPOTHETIC AL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2021	ENDING ACCOUNT VALUE 11/30/2021	EXPENSES PAID* 6/1/2021- 11/30/2021
Actual	0.05%	$1,000.00	$1,000.10	$0.25
Hypothetical (5% return before expenses)	0.05%	$1,000.00	$1,024.82	$0.25
PREMIER SHARES
Actual	0.05%	$1,000.00	$1,000.10	$0.25
Hypothetical (5% return before expenses)	0.05%	$1,000.00	$1,024.82	$0.25

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2021	ENDING ACCOUNT VALUE 11/30/2021	EXPENSES PAID* 6/1/2021- 11/30/2021
Actual	0.07%	$1,000.00	$1,000.10	$0.35
Hypothetical (5% return before expenses)	0.07%	$1,000.00	$1,024.72	$0.36

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2021. Expenses are equal to the Portfolios’ annualized expense ratio for the period June 1, 2021 through November 30, 2021, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2021 (UNAUDITED)

U.S. GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2021	ENDING ACCOUNT VALUE 11/30/2021	EXPENSES PAID* 6/1/2021- 11/30/2021
Actual	0.04%	$1,000.00	$1,000.20	$0.20
Hypothetical (5% return before expenses)	0.04%	$1,000.00	$1,024.87	$0.20
SERVICE SHARES
Actual	0.04%	$1,000.00	$1,000.20	$0.20
Hypothetical (5% return before expenses)	0.04%	$1,000.00	$1,024.87	$0.20
SIEBERT WILLIAMS SHANK SHARES(1)
Actual	0.04%	$1,000.00	$1,000.20	$0.20
Hypothetical (5% return before expenses)	0.04%	$1,000.00	$1,024.87	$0.20

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2021. Expenses are equal to the Portfolios’ annualized expense ratio for the period June 1, 2021 through November 30, 2021, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

(1)	Formerly known as Williams Capital Shares

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS

Set forth below is information about the Trustees and Officers of Northern Institutional Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 46 portfolios in the Northern Funds Complex—Northern Funds offers 41 portfolios and Northern Institutional Funds consists of 5 portfolios. The Northern Institutional Funds’ Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800-637-1380.

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH, ADDRESS(1), POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Therese M. Bobek Year of Birth: 1960 Trustee since 2019	• Adjunct Lecturer in the Masters of Accountancy Program, University of Iowa Tippie College of Business since 2018; • Assurance Partner, PricewaterhouseCoopers LLP from 1997 to 2018.	• Methode Electronics, Inc.

Ingrid LaMae A. de Jongh Year of Birth: 1965 Trustee since 2019

•  Chief Schooling Officer since May 2020 and Head of School Management and Technology from July 2016 to May 2020, Success Academy Charter Schools;

•  Member of the Board of Directors of Bank Leumi USA since 2016;

•  Partner in Accenture (global management consulting and professional services firm) from 1987 to 2012;

•  Member of the Board of Directors, Member of Nominating and Governance and Compensating Committees of Carver Bancorp from 2014 to 2018.

• None

Mark G. Doll Year of Birth: 1949 Trustee since 2013

•  Member of the State of Wisconsin Investment Board since 2015;

•  Executive Vice President and Chief Investment Officer, Northwestern Mutual Life Insurance Company from 2008 to 2012;

•  Senior Vice President—Public Markets, Northwestern Mutual Life Insurance Company from 2002 to 2008; • President, Northwestern Mutual Series Fund, Mason Street Advisors and Mason Street Funds from 2002 to 2008;

•  Chairman, Archdiocese of Milwaukee Finance Council from 2005 to 2015;

•  Member of Investment Committee of Greater Milwaukee Foundation from 2003 to 2015.

• None

Thomas A. Kloet Year of Birth: 1958 Trustee since 2015 and Chairperson since January 1, 2020

•  Chair of Boards of The NASDAQ Stock Market LLC, NASDAQ PHLX LLC and NASDAQ BX, Inc. since 2016;

•  Executive Director and Chief Executive Officer, TMX Group, Ltd. (financial services company and operator of stock, derivatives exchanges, their clearing operations and securities depository) from 2008 to 2014.

• Nasdaq, Inc.

David R. Martin Year of Birth: 1956 Trustee since 2017

•  Chief Financial Officer, Neo Tech (an electronics manufacturer) since June 2019;

•  Adjunct professor, University of Texas, McCombs School of Business since 2017;

•  Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP (an investment manager) from 2007 to 2016;

•  Executive Vice President, Finance and Chief Financial Officer of Janus Capital Group Inc. (an investment manager) from 2005 to 2007;

•  Senior Vice President, Finance of Charles Schwab & Co., Inc. (an investment banking and securities brokerage firm) from 1999 to 2005.

• None

Cynthia R. Plouché Year of Birth: 1957 Trustee since 2014

•  Assessor, Moraine Township, Illinois from January 2014 to June 2018;

•  Trustee of AXA Premier VIP Trust (registered investment company—34 portfolios) from 2001 to May 2017;

•  Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•  Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from June 2003 to 2006;

•  Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from 1991 to 2003, (a manager of fixed income portfolios for institutional clients).

• Barings Funds Trust (registered investment company—8 portfolios); Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings LLC)

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2021 (UNAUDITED)

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH, ADDRESS(1), POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Mary Jacobs Skinner, Esq. Year of Birth: 1957 Trustee since 2000

•  Executive Committee member and Chair, Policy and Advocacy Council, Ann & Robert H. Lurie Children’s Hospital since 2016;

•  Executive Committee Member and Director, Boca Grande Clinic, since 2019;

•  Member, Law Board, Northwestern Pritzker School of Law, since 2019;

•  Director, Pathways Awareness Foundation since 2000;

•  Harvard Advanced Leadership Fellow—2016;

•  Retired in 2015 as partner in the law firm of Sidley Austin LLP;

•  Director, Chicago Area Foundation for Legal Services from 1995 to 2013.

• None
INTERESTED TRUSTEE
NAME, YEAR OF BIRTH, ADDRESS(1), POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Darek Wojnar(4) Year of Birth: 1965 Trustee since 2019

•  Director and Executive Vice President, Head of Funds and Managed Accounts Group at Northern Trust Investments, Inc. since 2018;

•  Head of Exchange Traded Funds at Hartford Funds from 2014 to 2017 (Including Managing Director at Lattice Strategies, LLC from 2014 to 2016, acquired by Hartford Funds in 2016);

•  Managing Director, Head of US iShares Product at BlackRock from 2005 to 2013 (Including Barclay Global Investors, acquired by BlackRock in 2009);

•  Managing Member, Wojnar Group LLC, which offers consulting services within the publishing industry, since 2013.

• FlexShares Trust (registered investment company—32 portfolios)

(1)	Each Trustee may be contacted by writing to the Trustee, c/o the Secretary of the Trust, the Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603.

(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years. For Trustees who joined the Board prior to July 1, 2016, the 15 year service limit is measured from July 1, 2016.

(3)

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the Investment Company Act of 1940, as amended (the 1940 Act ).

(4)

An “interested person,” as defined by the 1940 Act. Mr. Wojnar is deemed to be an “interested” Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Peter K. Ewing Year of Birth: 1958 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 President since 2017	Director of Product Management, ETFs and Mutual Funds, Northern Trust Investments, Inc. since 2017; Director of Northern Trust Investments, Inc. since 2017; Director of ETF Product Management, Northern Trust Investments, Inc. from 2010 to 2017; Senior Vice President of The Northern Trust Company and Northern Trust Investments, Inc. since 2010; President of FlexShares Trust since 2017; Vice President of FlexShares Trust from 2011 to 2017.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS continued

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Kevin P. O’Rourke Year of Birth: 1971 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since 2015	Senior Vice President of Northern Trust Investments, Inc. since 2014; Vice President of Northern Trust Investments, Inc. from 2009 to 2014.

Telmo R. Martins Year of Birth: 1982 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, IL 60603 Chief Compliance Officer since July 2021	Vice President of Northern Trust Investments, Inc. since May 2020; Chief Compliance Officer of Belvedere Advisors LLC since October 2020; Director, Deputy Chief Compliance Officer—AllianceBernstein Funds from 2018 to 2020, Vice President, Director of Compliance of AllianceBernstein LP from 2013 to 2018, Senior Compliance officer of AllianceBernstein LP from 2007 to 2013.

Darlene Chappell Year of Birth: 1963 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Anti-Money Laundering Compliance Officer since 2009	Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and Alpha Core Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for 50 South Capital Advisors, LLC since 2015, FlexShares Trust since 2011 and Belvedere Advisors LLC since September 2019; Anti-Money Laundering Compliance Officer for Equity Long/Short Opportunities Fund from 2011 to 2019; Vice President and Compliance Consultant for The Northern Trust Company since 2006.

Randal E. Rein Year of Birth: 1970 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Treasurer since 2008	Senior Vice President of Northern Trust Investments, Inc. since 2010; Treasurer and Principal Financial Officer of FlexShares Trust since 2011; Treasurer of Alpha Core Strategies Fund from 2008 to 2018; Treasurer of Equity Long/Short Opportunities Fund from 2011 to 2018.

Michael J. Pryszcz Year of Birth: 1967 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2008	Senior Vice President of Fund Accounting of The Northern Trust Company since 2010.

Richard N. Crabill Year of Birth: 1968 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2008	Senior Vice President of Fund Administration of The Northern Trust Company since 2011.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2021 (UNAUDITED)

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Michael G. Meehan Year of Birth: 1970 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2011	Senior Vice President of Northern Trust Investments, Inc. since 2016; Vice President of Northern Trust Investments, Inc. from 2011 to 2016; Assistant Treasurer of Alpha Core Strategies Fund and Equity Long/Short Opportunities Fund from 2011 to 2018.

John P. Gennovario Year of Birth: 1960 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since August 2019	Vice President of Northern Trust Investments, Inc. since August 2019; Management Consultant, Principal Funds from September 2018 to April 2019; Financial Reporting Manager Consultant, BNY Mellon from December 2016 to June 2018; Vice President, Fund Accounting Unit Manager, U.S. Bancorp Fund Services and Accounting Manager, State Street Global Services from January 2016 to August 2016.

Craig R. Carberry, Esq. Year of Birth: 1960 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Chief Legal Officer since August 2019	Chief Legal Officer and Secretary of Northern Trust Investments, Inc. since May 2000; Chief Compliance Officer of Northern Trust Investments, Inc. from October 2015 to June 2017; Chief Legal Officer and Secretary of Belvedere Advisers LLC since September 2019; Chief Legal Officer and Secretary of 50 South Capital Advisors, LLC since 2015; Associate General Counsel and Senior Vice President at The Northern Trust Company since June 2020; Secretary of Alpha Core Strategies Fund (formerly NT Alpha Strategies Fund) since 2004; Secretary of Equity Long/Short Opportunities Fund (formerly NT Equity Long/Short Strategies Fund) from 2011 to 2019; Secretary of Northern Institutional Funds and Northern Funds from 2010-2018; Secretary of FlexShares Trust from 2011-2018.

Jose J. Del Real, Esq. Year of Birth: 1977 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Secretary since 2018	Assistant General Counsel and Senior Vice President of Northern Trust Company since August 2020; Senior Legal Counsel and Senior Vice President of The Northern Trust Company from 2017 to July 2020; Senior Legal Counsel and Vice President of The Northern Trust Company from 2015 to 2017; Assistant Secretary of Northern Trust Investments, Inc. since 2016; Assistant Secretary of Northern Funds and Northern Institutional Funds from 2011 to 2014 and from 2015 to 2018; Assistant Secretary of FlexShares Trust from 2015 to 2018; Secretary of FlexShares Trust since 2018.

(1)	Each Officer serves until his or her resignation, removal, or retirement, or election of his or her successor. Each Officer also holds the same office with Northern Funds.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

INVESTMENT CONSIDERATIONS

TREASURY PORTFOLIO1,2

U.S. GOVERNMENT PORTFOLIO1,2,3

U.S. GOVERNMENT SELECT PORTFOLIO1,2,3

1 Money Market Risk: You could lose money by investing in the Portfolios. An investment in the Portfolios is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to a Portfolio at any time.

2 Stable NAV Risk: The Treasury, U.S. Government and U.S. Government Select Portfolios may be unable to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolios’ shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

3 U.S. Government Securities Risk: There is a risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the U.S. Government or U.S. Government Select Portfolios are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

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MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts a complete schedule of portfolio holdings on its website (northerntrust.com/institutional) as of the last business day of each month for the previous six months. The Portfolios’ Forms N-MFP are available electronically on the SEC’s website (sec.gov).

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NORTHERN INSTITUTIONAL FUNDS
LIQUID ASSETS PORTFOLIO

ANNUAL REPORT

NOVEMBER 30, 2021

LIQUID ASSETS PORTFOLIO

TABLE OF CONTENTS

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

9	NOTES TO THE FINANCIAL STATEMENTS

15	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

16	FUND EXPENSES

17	TRUSTEES AND OFFICERS

21	INVESTMENT CONSIDERATIONS

24	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about the Northern Institutional Funds Liquid Assets Portfolio’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the fund in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	NOVEMBER 30, 2021

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$486,740
Repurchase agreements, at cost, which approximates fair value	565,947
Cash	16,277
Interest income receivable	493
Receivable from investment adviser	92
Prepaid and other assets	3
Total Assets	1,069,552
LIABILITIES:
Distributions payable to shareholders	36
Payable to affiliates:
Management fees	96
Custody fees	14
Transfer agent fees	29
Accrued Trustee fees	12
Accrued other liabilities	46
Total Liabilities	233
Net Assets	$1,069,319
ANALYSIS OF NET ASSETS:
Capital stock	$1,069,316
Distributable earnings	3
Net Assets	$1,069,319
Total Shares Outstanding (no par value, unlimited shares authorized)	1,069,315
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2021

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$706	(1)
Total Investment Income	706
EXPENSES:
Management fees	979
Custody fees	81
Transfer agent fees	147
Printing fees	6
Audit fees	17
Legal fees	89
Trustee fees	12
Other	26
Total Expenses	1,357
Less expenses contractually reimbursed by investment adviser	(1,044)
Net Expenses	313
Net Investment Income	393
NET REALIZED GAINS:
Net realized gains on:
Investments	2
Net Gains	2
Net Increase in Net Assets Resulting from Operations	$395

(1)	Includes nonrecurring litigation proceeds of approximately $73.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	FOR THE FISCAL YEAR ENDED NOVEMBER 30,

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2021	2020
OPERATIONS:
Net investment income	$393	$5,293
Net realized gains	2	2
Net Increase in Net Assets Resulting from Operations	395	5,295
CAPITAL SHARE TRANSACTIONS:(1)
Net increase in net assets resulting from capital share transactions	261,476	11,644
Net Increase in Net Assets Resulting from Capital Share Transactions	261,476	11,644
DISTRIBUTIONS PAID:
Distributable earnings	(395)	(5,293)
Total Distributions Paid	(395)	(5,293)
Total Increase in Net Assets	261,476	11,646
NET ASSETS:
Beginning of year	807,843	796,197
End of year	$1,069,319	$807,843

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEAR ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO
Selected per share data	2021		2020	2019	2018	2017
Net Asset Value, Beginning of Year	$1.00		$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	—	(1)	0.01	0.02	0.02	0.01
Net realized gains (losses)(1)	—		—	—	—	—
Total from Investment Operations	—		0.01	0.02	0.02	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	—	(1)	(0.01)	(0.02)	(0.02)	(0.01)
Total Distributions Paid	—		(0.01)	(0.02)	(0.02)	(0.01)
Net Asset Value, End of Year	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.04	%(3),(4)	0.65%	2.27%	1.78%	0.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,069,319		$807,843	$796,197	$769,479	$1,305,022
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.03%		0.03%	0.03%	0.03%	0.03%
Expenses, before waivers, reimbursements and credits	0.14%		0.14%	0.15%	0.14%	0.14%
Net investment income, net of waivers, reimbursements and credits	0.04	%(3)	0.70%	2.28%	1.72%	0.80%
Net investment income (loss), before waivers, reimbursements and credits	(0.07	)%(3)	0.59%	2.16%	1.61%	0.69%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)

During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds that had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and net investment income (loss), before waivers, reimbursements and credits ratio would have been 0.03% and -0.08%, respectively.

(4)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of less than $1,000 and had no effect on the Portfolio’s total return. (see Note 4)

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 7.1% (1)

Federal Farm Credit Bank – 3.9%

FFCB Notes,
(Floating, U.S. SOFR + 0.06%), 0.10%, 12/1/21(2)	$5,000	$5,000
(Floating, U.S. SOFR + 0.05%), 0.10%, 12/1/21(2)	10,000	10,000
(Floating, U.S. SOFR + 0.08%), 0.13%, 12/1/21 (3)	640	640
(Floating, U.S. SOFR + 0.08%), 0.13%, 12/1/21 (2)	1,000	1,000
(Floating, U.S. Federal Funds + 0.06%), 0.14%, 12/1/21 (2)	10,000	9,999
(Floating, U.S. SOFR + 0.18%), 0.23%, 12/1/21 (3)	1,000	1,000
(Floating, U.S. SOFR + 0.19%), 0.24%, 12/1/21 (3)	7,000	7,000

(Floating, U.S. Federal Funds + 0.20%), 0.28%, 12/1/21 (3)	7,000	7,000
		41,639

Federal Home Loan Bank – 3.2%

FHLB Notes,

(Floating, U.S. SOFR + 0.06%), 0.10%, 12/1/21 (2)	15,000	15,000

(Floating, U.S. SOFR + 0.08%), 0.13%, 12/1/21 (3)	14,000	14,000

(Floating, U.S. SOFR + 0.08%), 0.13%, 12/1/21 (2)	5,000	5,000
		34,000
Total U.S. Government Agencies
(Cost $75,639)		75,639
U.S. GOVERNMENT OBLIGATIONS – 38.4%

U.S. Treasury Bills – 11.2%
0.06%, 12/2/21 (4)	54,830	54,830
0.05%, 2/8/22 (4)	50,000	49,995
0.10%, 10/6/22 (4)	5,000	4,996
0.16%, 11/3/22 (4)	10,000	9,985
		119,806
U.S. Treasury Floating Rate Notes – 14.1%

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.08%, 12/6/21 (2)	22,000	22,001

(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 0.09%, 12/6/21 (2)	7,000	7,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 38.4% – continued

U.S. Treasury Floating Rate Notes – 14.1% – continued
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.10%, 12/6/21 (2)	$75,000	$75,019
(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.16%, 12/6/21 (2)	47,095	47,113
		151,135

U.S. Treasury Notes – 13.1%
2.63%, 12/15/21	10,000	10,010
1.13%, 2/28/22	12,000	12,030
1.75%, 2/28/22	15,000	15,062
2.38%, 3/15/22	15,000	15,097
1.75%, 6/15/22	7,000	7,062
0.13%, 10/31/22	30,240	30,245
2.00%, 10/31/22	15,000	15,260
1.63%, 11/15/22	5,000	5,071
0.13%, 11/30/22	10,000	9,997
2.00%, 11/30/22	10,000	10,179
1.63%, 12/15/22	10,000	10,147
		140,160
Total U.S. Government Obligations
(Cost $411,101)		411,101

Investments, at Amortized Cost
($486,740)		486,740
REPURCHASE AGREEMENTS – 52.9% (5)

Bank of America N.A., dated 11/30/21, repurchase price $90,000, 0.06%, 12/1/21	90,000	90,000

Barclays Capital, Inc., dated 11/30/21, repurchase price $50,002, 0.06%, 12/7/21	50,000	50,000

Barclays Capital, Inc., dated 11/30/21, repurchase price $80,000, 0.05%, 12/1/21	80,000	80,000

Citigroup Global Markets, Inc., dated 11/30/21, repurchase price $105,947, 0.06%, 12/1/21	105,947	105,947

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2021

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 52.9% (5) – continued

Goldman Sachs & Co., dated 11/30/21, repurchase price $150,000, 0.05%, 12/1/21	$150,000	$150,000

JPMorgan Securities LLC, dated 11/30/21, repurchase price $15,001, 0.07%, 3/5/22	15,000	15,000

JPMorgan Securities LLC, dated 11/30/21, repurchase price $75,000, 0.05%, 12/1/21	75,000	75,000
		565,947
Total Repurchase Agreements
(Cost $565,947)		565,947

Total Investments – 98.4%
(Cost $1,052,687)		1,052,687

Other Assets less Liabilities – 1.6%		16,632
NET ASSETS – 100.0%		$1,069,319

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)

Variable or floating rate security. Rate as of November 30, 2021 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)

Variable or floating rate security. Rate as of November 30, 2021 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(4)	Discount rate at the time of purchase.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$2,016	2.65%	11/5/41
FHLMC	$13,414	2.50% – 3.50%	2/1/40 – 12/1/51
GNMA	$335,726	2.00% – 4.00%	4/20/50 – 11/20/51
U.S. Treasury Bonds	$229,500	2.38% – 2.88%	5/15/43 – 5/15/51
Total	$580,656

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

GNMA – Government National Mortgage Association

LLC – Limited Liability Company

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At November 30, 2021, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Agencies	7.1%
U.S. Government Obligations	38.4%
Repurchase Agreements	52.9%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

At November 30, 2021, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY (1)%
OVERNIGHT (1 BUSINESS DAY)	54.8%
2 - 15 DAYS	25.3
61 - 97 DAYS	8.7
98 - 180 DAYS	1.4
181 - 270 DAYS	0.7
271 - 366 DAYS	8.1
367 - 397 DAYS	1.0

(1)	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	NOVEMBER 30, 2021

Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2021:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio(1)	$–	$1,052,687	$–	$1,052,687

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	NOVEMBER 30, 2021

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of November 30, 2021, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser for the Liquid Assets Portfolio (the “Portfolio”). The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Portfolio. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

The Portfolio operates as a “government money market fund” as defined under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which generally approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If NTI has determined that the extent of any deviation from the Portfolio’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Trust’s Board of Trustees (“Board”) will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.

The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolio purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolio to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust or NTI (and is not reflected in the assets of the Portfolio) as agent of the Portfolio, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited. The Portfolio has entered into such repurchase agreements, as reflected in its accompanying Schedule of Investments, as of November 30, 2021.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements, during the period. There were no outstanding joint repurchase agreements at November 30, 2021.

The Portfolio may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of November 30, 2021, the Portfolio was not invested in any portfolio securities

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Liquid Assets	Bank of America	$90,000	$(90,000)	$–
	Barclays	130,000	(130,000)	–
	Citigroup	105,947	(105,947)	–
	Goldman Sachs	150,000	(150,000)	–
	JPMorgan	90,000	(90,000)	–
	Total	$565,947	$(565,947)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio’s capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the net asset value (“NAV”) per share of the Portfolio.

At November 30, 2021, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Liquid Assets	$2		$(2)

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolio as of November 30, 2021.

LIQUID ASSETS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOVEMBER 30, 2021

At November 30, 2021, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$50	$ –

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2021, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$408	$ –

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2020, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$6,171	$ –

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as Interest expense and Other expenses, respectively, on the Statement of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 16, 2020, which was administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.25 percent. In addition, there was an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility expired on November 15, 2021.

At a meeting held on November 17-18, 2021, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (“SOFR”) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility went into effect on November 15, 2021 and will expire on November 14, 2022, unless renewed.

The Portfolio did not have any borrowings or incur any interest expense for the fiscal year ended November 30, 2021. There were no outstanding loan amounts at November 30, 2021.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to the extent the total annual portfolio operating expenses of the Portfolio exceed 0.03 percent of the Portfolio’s average daily net assets. The total annual portfolio operating expenses after expense reimbursement for the Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations. The contractual expense reimbursement receivable at November 30, 2021 is shown as Receivable from investment adviser in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by NTI.

The contractual expense reimbursement arrangement described above is expected to continue until at least April 1, 2022. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	11	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

In addition during the fiscal year ended November 30, 2021, NTI reimbursed certain additional expenses that may be excepted expenses.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolio from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that the Portfolio will be able to avoid a negative yield. Any such reimbursement is paid monthly to the Portfolio by NTI.

During the fiscal year ended November 30, 2021, NTI voluntarily reimbursed additional expenses that were less than $1,000.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolio’s Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolio is permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the fiscal year ended November 30, 2021, the Portfolio did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolio may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts (if any) are shown on the Portfolio’s Statement of Operations as Income from affiliates.

6. INVESTMENT TRANSACTIONS

At November 30, 2021, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Liquid Assets	$–	$–	$–	$1,052,687

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the fiscal year ended November 30, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$13,356,244	$–	$(13,094,768)	$261,476

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

LIQUID ASSETS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOVEMBER 30, 2021

Transactions in capital shares for the fiscal year ended November 30, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$11,866,154	$–	$(11,854,510)	$11,644

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management does not believe this update has a material impact on the Portfolio’s financial statements and disclosures.

In December 2020, Rule 2a-5 under the 1940 Act was adopted by the SEC and establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The effective date for compliance with Rule 2a-5 is September 8, 2022. Management is evaluating the impact of the adoption of Rule 2a-5 on the financial statements.

10. LIBOR TRANSITION

Certain of the Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. The FCA and ICE Benchmark Administrator have since announced that while most LIBOR settings will cease to be published after December 31, 2021 as originally contemplated, a majority of U.S. dollar LIBOR settings will continue to be published until June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the secured overnight financing rate SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity and value impact of the change to alternative rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Portfolio. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Portfolio until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Until then, the Portfolio may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.

11. CORONAVIRUS (COVID-19) PANDEMIC

The outbreak of a respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancellations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of securities held by the Portfolio. In addition, during periods of market disruption or other abnormal market conditions, the Portfolio’s exposure to the risks described in their respective prospectuses and statements

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LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	NOVEMBER 30, 2021

of additional information will likely increase. In the event of a pandemic outbreak, there can be no assurance that the Portfolio and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, which could otherwise disrupt the ability of the Portfolio’s service providers to perform essential services. Certain economic and market conditions arising out of the coronavirus pandemic or an outbreak could result in the Portfolio’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark or underlying indices, adversely affect the prices and liquidity of the securities and other instruments in which the Portfolio invests, and negatively impact the Portfolio’s performance. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements and is evaluating its impact on the financial position and operating results of the Portfolio.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

LIQUID ASSETS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Northern Institutional Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Liquid Assets Portfolio (the “Fund”), one of the portfolios constituting Northern Institutional Funds, as of November 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, one of the portfolios constituting Northern Institutional Funds, as of November 30, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

January 21, 2022

We have served as the auditor of one or more Northern Trust investment companies since 2002.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	15	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	NOVEMBER 30, 2021 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2021 through November 30, 2021.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 6/1/2021 - 11/30/2021 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2021	ENDING ACCOUNT VALUE 11/30/2021	EXPENSES PAID* 6/1/2021- 11/30/2021
Actual	0.03%	$1,000.00	$1,000.20	$0.15
Hypothetical (5% return before expenses)	0.03%	$1,000.00	$1,024.92	$0.15

*

Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2021. Expenses are equal to the Portfolio’s annualized expense ratio for the period June 1, 2021 through November 30, 2021, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

LIQUID ASSETS PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS	NOVEMBER 30, 2021 (UNAUDITED)

Set forth below is information about the Trustees and Officers of Northern Institutional Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 46 portfolios in the Northern Funds Complex — Northern Funds offers 41 portfolios and Northern Institutional Funds consists of 5 portfolios. The Northern Institutional Funds’ Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800-637-1380.

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH, ADDRESS(1), POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Therese M. Bobek Year of Birth: 1960 Trustee since 2019	• Adjunct Lecturer in the Masters of Accountancy Program, University of Iowa Tippie College of Business since 2018; • Assurance Partner, PricewaterhouseCoopers LLP from 1997 to 2018.	• Methode Electronics, Inc.

Ingrid LaMae A. de Jongh Year of Birth: 1965 Trustee since 2019

•  Chief Schooling Officer since May 2020 and Head of School Management and Technology from July 2016 to May 2020, Success Academy Charter Schools;

•  Member of the Board of Directors of Bank Leumi USA since 2016;

•  Partner in Accenture (global management consulting and professional services firm) from 1987 to 2012;

•  Member of the Board of Directors, Member of Nominating and Governance and Compensating Committees of Carver Bancorp from 2014 to 2018.

• None

Mark G. Doll Year of Birth: 1949 Trustee since 2013

•  Member of the State of Wisconsin Investment Board since 2015;

•  Executive Vice President and Chief Investment Officer, Northwestern Mutual Life Insurance Company from 2008 to 2012;

•  Senior Vice President — Public Markets, Northwestern Mutual Life Insurance Company from 2002 to 2008;

•  President, Northwestern Mutual Series Fund, Mason Street Advisors and Mason Street Funds from 2002 to 2008;

•  Chairman, Archdiocese of Milwaukee Finance Council from 2005 to 2015;

•  Member of Investment Committee of Greater Milwaukee Foundation from 2003 to 2015.

• None

Thomas A. Kloet Year of Birth: 1958 Trustee since 2015 and Chairperson since January 1, 2020

•  Chair of Boards of The NASDAQ Stock Market LLC, NASDAQ PHLX LLC and NASDAQ BX, Inc. since 2016;

•  Executive Director and Chief Executive Officer, TMX Group, Ltd. (financial services company and operator of stock, derivatives exchanges, their clearing operations and securities depository) from 2008 to 2014.

• Nasdaq, Inc.

David R. Martin Year of Birth: 1956 Trustee since 2017

•  Chief Financial Officer, Neo Tech (an electronics manufacturer) since June 2019;

•  Adjunct professor, University of Texas, McCombs School of Business since 2017;

•  Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP (an investment manager) from 2007 to 2016;

•  Executive Vice President, Finance and Chief Financial Officer of Janus Capital Group Inc. (an investment manager) from 2005 to 2007;

•  Senior Vice President, Finance of Charles Schwab & Co., Inc. (an investment banking and securities brokerage firm) from 1999 to 2005.

• None

Cynthia R. Plouché Year of Birth: 1957 Trustee since 2014

•  Assessor, Moraine Township, Illinois from January 2014 to June 2018;

•  Trustee of AXA Premier VIP Trust (registered investment company — 34 portfolios) from 2001 to May 2017;

•  Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•  Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from June 2003 to 2006;

•  Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from 1991 to 2003, (a manager of fixed income portfolios for institutional clients).

• Barings Funds Trust (registered investment company — 8 portfolios); Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings LLC)

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	17	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS continued

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH, ADDRESS(1), POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Mary Jacobs Skinner, Esq. Year of Birth: 1957 Trustee since 2000

•  Executive Committee member and Chair, Policy and Advocacy Council, Ann & Robert H. Lurie Children’s Hospital since 2016;

•  Executive Committee Member and Director, Boca Grande Clinic, since 2019;

•  Member, Law Board, Northwestern Pritzker School of Law, since 2019;

•  Director, Pathways Awareness Foundation since 2000;

•  Harvard Advanced Leadership Fellow — 2016;

•  Retired in 2015 as partner in the law firm of Sidley Austin LLP;

•  Director, Chicago Area Foundation for Legal Services from 1995 to 2013.

• None
INTERESTED TRUSTEE

NAME, YEAR OF BIRTH, ADDRESS(1), POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Darek Wojnar(4) Year of Birth: 1965 Trustee since 2019

•  Director and Executive Vice President, Head of Funds and Managed Accounts Group at Northern Trust Investments, Inc. since 2018;

•  Head of Exchange Traded Funds at Hartford Funds from 2014 to 2017 (Including Managing Director at Lattice Strategies, LLC from 2014 to 2016, acquired by Hartford Funds in 2016);

•  Managing Director, Head of US iShares Product at BlackRock from 2005 to 2013 (Including Barclay Global Investors, acquired by BlackRock in 2009);

•  Managing Member, Wojnar Group LLC, which offers consulting services within the publishing industry, since 2013.

• FlexShares Trust (registered investment company — 32 portfolios)

(1)	Each Trustee may be contacted by writing to the Trustee, c/o the Secretary of the Trust, the Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603.

(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years. For Trustees who joined the Board prior to July 1, 2016, the 15 year service limit is measured from July 1, 2016.

(3)

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

(4)

An “interested person,” as defined by the 1940 Act. Mr. Wojnar is deemed to be an “interested” Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Peter K. Ewing Year of Birth: 1958 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 President since 2017	Director of Product Management, ETFs and Mutual Funds, Northern Trust Investments, Inc. since 2017; Director of Northern Trust Investments, Inc. since 2017; Director of ETF Product Management, Northern Trust Investments, Inc. from 2010 to 2017; Senior Vice President of The Northern Trust Company and Northern Trust Investments, Inc. since 2010; President of FlexShares Trust since 2017; Vice President of FlexShares Trust from 2011 to 2017.

LIQUID ASSETS PORTFOLIO	18	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOVEMBER 30, 2021 (UNAUDITED)

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Kevin P. O’Rourke Year of Birth: 1971 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since 2015	Senior Vice President of Northern Trust Investments, Inc. since 2014; Vice President of Northern Trust Investments, Inc. from 2009 to 2014.

Telmo R. Martins Year of Birth: 1982 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, IL 60603 Chief Compliance Officer since July 2021	Vice President of Northern Trust Investments, Inc. since May 2020; Chief Compliance Officer of Belvedere Advisors LLC since October 2020; Director, Deputy Chief Compliance Officer — AllianceBernstein Funds from 2018 to 2020, Vice President, Director of Compliance of AllianceBernstein LP from 2013 to 2018, Senior Compliance officer of AllianceBernstein LP from 2007 to 2013.

Darlene Chappell Year of Birth: 1963 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Anti-Money Laundering Compliance Officer since 2009	Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and Alpha Core Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for 50 South Capital Advisors, LLC since 2015, FlexShares Trust since 2011 and Belvedere Advisors LLC since September 2019; Anti-Money Laundering Compliance Officer for Equity Long/Short Opportunities Fund from 2011 to 2019; Vice President and Compliance Consultant for The Northern Trust Company since 2006.

Randal E. Rein Year of Birth: 1970 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Treasurer since 2008	Senior Vice President of Northern Trust Investments, Inc. since 2010; Treasurer and Principal Financial Officer of FlexShares Trust since 2011; Treasurer of Alpha Core Strategies Fund from 2008 to 2018; Treasurer of Equity Long/Short Opportunities Fund from 2011 to 2018.

Michael J. Pryszcz Year of Birth: 1967 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2008	Senior Vice President of Fund Accounting of The Northern Trust Company since 2010.

Richard N. Crabill Year of Birth: 1968 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2008	Senior Vice President of Fund Administration of The Northern Trust Company since 2011.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	19	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS continued	NOVEMBER 30, 2021 (UNAUDITED)

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Michael G. Meehan Year of Birth: 1970 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2011	Senior Vice President of Northern Trust Investments, Inc. since 2016; Vice President of Northern Trust Investments, Inc. from 2011 to 2016; Assistant Treasurer of Alpha Core Strategies Fund and Equity Long/Short Opportunities Fund from 2011 to 2018.

John P. Gennovario Year of Birth: 1960 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since August 2019	Vice President of Northern Trust Investments, Inc. since August 2019; Management Consultant, Principal Funds from September 2018 to April 2019; Financial Reporting Manager Consultant, BNY Mellon from December 2016 to June 2018; Vice President, Fund Accounting Unit Manager, U.S. Bancorp Fund Services and Accounting Manager, State Street Global Services from January 2016 to August 2016.

Craig R. Carberry, Esq. Year of Birth: 1960 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Chief Legal Officer since August 2019	Chief Legal Officer and Secretary of Northern Trust Investments, Inc. since May 2000; Chief Compliance Officer of Northern Trust Investments, Inc. from October 2015 to June 2017; Chief Legal Officer and Secretary of Belvedere Advisers LLC since September 2019; Chief Legal Officer and Secretary of 50 South Capital Advisors, LLC since 2015; Associate General Counsel and Senior Vice President at The Northern Trust Company since June 2020; Secretary of Alpha Core Strategies Fund (formerly NT Alpha Strategies Fund) since 2004; Secretary of Equity Long/Short Opportunities Fund (formerly NT Equity Long/Short Strategies Fund) from 2011 to 2019; Secretary of Northern Institutional Funds and Northern Funds from 2010-2018; Secretary of FlexShares Trust from 2011-2018.

Jose J. Del Real, Esq. Year of Birth: 1977 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Secretary since 2018	Assistant General Counsel and Senior Vice President of Northern Trust Company since August 2020; Senior Legal Counsel and Senior Vice President of The Northern Trust Company from 2017 to July 2020; Senior Legal Counsel and Vice President of The Northern Trust Company from 2015 to 2017; Assistant Secretary of Northern Trust Investments, Inc. since 2016; Assistant Secretary of Northern Funds and Northern Institutional Funds from 2011 to 2014 and from 2015 to 2018; Assistant Secretary of FlexShares Trust from 2015 to 2018; Secretary of FlexShares Trust since 2018.

(1)	Each Officer serves until his or her resignation, removal, or retirement, or election of his or her successor. Each Officer also holds the same office with Northern Funds.

LIQUID ASSETS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

INVESTMENT CONSIDERATIONS

LIQUID ASSETS PORTFOLIO

Money Market Risk: You could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Stable NAV Risk: The Portfolio may be unable to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

U.S. Government Securities Risk: There is a risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts a complete schedule of portfolio holdings on its website (northerntrust.com/liquid-assets-portfolio) as of the last business day of each month for the previous six months. The Portfolio’s Forms N-MFP are available electronically on the SEC’s website (sec.gov).

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

LIQUID ASSETS PORTFOLIO	24	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

Northern Funds Distributors, LLC, are not affiliated with Northern Trust.

©2022 Northern Institutional Funds

50 SOUTH LASALLE STREET | P.O. BOX 75986 | CHICAGO, ILLINOIS 60675-5986 | 800-637-1380 | northerntrust.com/liquid-assets-portfolio

(b)	Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	The registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. David R. Martin is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Items 4(a) – 4(d): Audit, Audit-Related, Tax and All Other Fees

Fees for the fiscal year ended November 30, 2021 were billed by the principal accountant related to the registrant. The principal accountant billed the registrant aggregate fees for services rendered to the registrant for the fiscal years ended November 30, 2021 and November 30, 2020, respectively, as follows:

	2021					2020
	All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees	$92,000		$0	$4,497,928	(3)	$98,875		$0	$4,614,521	(3)
(b) Audit-Related Fees	$20,000	(1)	$0	$34,385	(4)	$20,780	(1)	$0	$29,500	(4)
(c)Tax Fees	$15,650	(2)	$0	$4,719,445	(5)	$18,780	(2)	$0	$5,467,864	(5)
(d) All Other Fees	$0		$0	$140,227	(6)	$0		$0	$140,344	(6)

(1)	Amount relates to 17f-2 procedures.
(2)	Amounts relate to excise tax return review and registered investment company tax return review.
(3)	Amounts relate to audit fees on The Northern Trust Company sponsored funds.
(4)	Amount relates to agreed upon procedures for The Northern Trust Company.
(5)	Amounts relate to international tax compliance and consulting, tax fees on various Northern sponsored funds, and general tax consultations for The Northern Trust Company.
(6)	Amounts relate to regulatory consulting, Sarbanes-Oxley consulting, BASAL Committee support, and other consulting services.

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by the principal accountant for the fiscal years ended November 30, 2021 and November 30, 2020 respectively, are Northern Trust Investments, Inc.

(“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the registrant for assurance and related services that relate directly to the operations and financial reporting of the registrant. “Audit-Related Fees” are fees that are reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as “Audit Fees.” “Tax Fees” are fees for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. “All Other Fees” are for products and services provided by the principal accountant other than those reported as Audit, Audit-Related or Tax Fees.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the Northern Institutional Funds’ Amended and Restated Audit Committee Charter adopted on August 3, 2006, as amended, to the extent required by applicable regulations, all audit and non-audit services provided by the independent registered public accountants shall either be: (a) pre-approved by the Audit Committee as a whole; or (b) between meetings of the Audit Committee by either the Chairman of the Audit Committee, the designated Audit Committee Financial Expert (if any), or another member of the Audit Committee, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by the principal accountant for services rendered to the registrant and service affiliates for the last two fiscal years were $4,930,707 and $5,637,708 for 2021 and 2020, respectively.

Item 4(h): Non-Audit Services and Independent Accountant’s Independence

The registrant’s Audit Committee has considered whether the provision of non-audit services to service affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Exhibit 99.CODE: Incorporated by reference to Exhibit 13(a)(1) to the report filed on February 5, 2020 (Accession Number 000193125-20-025157).

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not Applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: February 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: February 3, 2022

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: February 3, 2022